Other commitments and contingencies, concentrations and factors that may affect future operations - Product warranty (Details 2) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Other commitments and contingencies, concentrations and factors that may affect future operations
Balance at beginning of year	¥ 3,982	¥ 3,036
Addition	1,382	1,641
Utilization	(1,167)	(947)
Foreign exchange impact	(182)	252
Balance at end of year	¥ 4,015	¥ 3,982